Federated Hermes Global Small Cap Fund
Portfolio of Investments
February 29, 2020 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—98.6%
		Australia—1.4%
12,982		Evolution Mining Ltd.	$34,666
		Austria—0.7%
423		Schoeller- Bleckmann Oilfield Equipment AG	17,449
		Canada—3.1%
1,951		CAE, Inc.	52,196
343		Cargojet, Inc.	26,165
		TOTAL	78,361
		Finland—1.9%
1,162		Huhtamaki Oyj	48,359
		Germany—0.7%
330		Washtec AG	17,724
		Ghana—0.2%
9,889		Tullow Oil PLC	4,364
		Ireland—1.2%
2,493	[1]	Glanbia PLC	29,302
		Italy—3.7%
3,973		Cerved Information Solutions SpA	37,749
1,143		MARR SpA	21,193
3,174		Technogym SpA	33,269
		TOTAL	92,211
		Japan—15.7%
1,664		Hitachi Credit Corp.	42,393
865		Horiba Ltd.	46,942
2,075		NIFCO, Inc.	50,160
1,665		Open House Co. Ltd.	42,342
1,693		Relo Holdings, Inc.	36,885
1,150		Sumisho Computer Systems Corp.	60,743
1,972		Tadano Ltd.	16,392
1,009		TS Tech Co. Ltd.	26,153
1,280		Yaoko Co. Ltd.	69,072
		TOTAL	391,082
		Netherlands—3.8%
945		Aalberts Industries NV	35,802
718		IMCD Group NV	58,877
		TOTAL	94,679
		South Africa—0.1%
45,350	[1]	Petra Diamonds Ltd.	2,446
		Spain—1.6%
3,017		Merlin Properties SOCIMI SA	38,927
		Sweden—3.3%
1,682		Thule Group AB/The	36,710
2,848		Trelleborg AB, Class B	44,234
		TOTAL	80,944
		Switzerland—1.6%
167		Burckhardt Compression Holdings AG	39,905

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—6.0%
4,503		Beazley Group PLC	$30,988
14,547		Cineworld Group PLC	29,374
12,256	[1]	Harworth Group PLC	19,634
5,986		Paragon Group Companies PLC	35,405
5,255		SSP Group PLC	34,229
		TOTAL	149,630
		United States—53.6%
72	[1]	Abiomed, Inc.	10,819
1,102	[1]	AMN Healthcare Services, Inc.	81,107
437		Aptargroup, Inc.	44,168
157	[1]	Bio-Rad Laboratories, Inc., Class A	55,267
1,268		Brooks Automation, Inc.	43,759
1,561		Brown & Brown	67,139
1,023		Brunswick Corp.	54,424
213	[1]	CACI International, Inc., Class A	52,189
520	[1]	Clean Harbors, Inc.	36,150
819		Community Bank System, Inc.	49,803
29,094		Diversified Gas & Oil PLC	29,764
437		Eagle Materials, Inc.	34,492
301		Henry Jack & Associates, Inc.	45,674
647	[1]	Kirby Corp.	41,246
448	[1]	Livanova PLC	31,235
1,129		MDU Resources Group, Inc.	31,307
1,093		National Instruments Corp.	44,026
1,569		Parsley Energy, Inc.	21,025
391		Reinsurance Group of America	47,714
2,591		Retail Opportunity Investments Corp.	38,865
860		RPM International, Inc.	55,135
543	[1]	Silicon Laboratories, Inc.	48,153
365		STERIS PLC	57,896
687		Teradyne, Inc.	40,368
277		WD 40 Co.	47,780
928		Weingarten Realty Investors	24,991
334		West Pharmaceutical Services, Inc.	50,287
305	[1]	WEX, Inc.	57,108
1,034		Wiley (John) & Sons, Inc., Class A	38,455
1,023		Wintrust Financial Corp.	54,638
		TOTAL	1,334,984
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,589,589)	2,455,033
		PREFERRED STOCK—1.4%
		Germany—1.4%
1,731		Jungheinrich AG. (IDENTIFIED COST $61,192)	34,854
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $2,650,781)	2,489,887
		OTHER ASSETS AND LIABILITIES - NET—0.0%[2]	(134)
		TOTAL NET ASSETS—100%	$2,489,753

1	Non-income-producing security.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 29, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,305,220	$—	$—	$1,305,220
International	78,361	1,071,452	—	1,149,813
Preferred Stock
International	—	34,854	—	34,854
TOTAL SECURITIES	$1,383,581	$1,106,306	$—	$2,489,887
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